Transactions with Affiliates and Container Investors - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Due from affiliates, net	$ 2,592	$ 2,376